Stock-Based Compensation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	$ 34	$ 31	$ 145	$ 152	$ 161
Income tax benefits	(9)	(8)	(40)	(43)	(45)
Total stock-based compensation expense, net of tax	25	23	105	109	116
Cost of Products Sold
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	4	3	14	12	12
Research and Development Expense
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	6	6	27	31	29
Selling, General and Administrative Expense
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	24	22	104	109	118
Stock Options
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	6	8	34	44	60
Restricted Stock Awards
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	23	19
Employee Stock Purchase Plan
Stock-based Compensation Expense by Component and Classification
Stock-based compensation expense	$ 5	$ 4	$ 13	$ 12	$ 13